UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor® Mid Cap II Fund Class A, Class M (formerly Class T), Class C, Class I and Class Z Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Electronic Arts, Inc.	1.4	1.2
Essent Group Ltd.	1.3	1.2
Boston Scientific Corp.	1.1	1.0
Reinsurance Group of America, Inc.	1.1	1.2
Jazz Pharmaceuticals PLC	1.0	0.8
Activision Blizzard, Inc.	0.9	0.6
Total System Services, Inc.	0.9	0.9
Global Payments, Inc.	0.9	0.9
Calpine Corp.	0.9	0.0
Genpact Ltd.	0.9	0.8
	10.4

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.6	22.7
Financials	19.1	19.9
Health Care	16.0	14.0
Industrials	13.6	14.3
Consumer Discretionary	12.2	13.6

Asset Allocation (% of fund's net assets)

As of June 30, 2017 *
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 13.8%

As of December 31, 2016 *
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 11.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.8%
Delphi Automotive PLC	52,596	$4,610,039
Gentex Corp.	590,114	11,194,463
Tenneco, Inc.	15,908	919,960
Visteon Corp. (a)	35,146	3,587,001
		20,311,463
Distributors - 0.2%
LKQ Corp. (a)	137,400	4,527,330
Diversified Consumer Services - 0.8%
Advtech Ltd.	446,838	609,674
Houghton Mifflin Harcourt Co. (a)	833,600	10,253,280
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	118,449	8,349,470
		19,212,424
Hotels, Restaurants & Leisure - 2.9%
Bojangles', Inc. (a)	99,600	1,618,500
Buffalo Wild Wings, Inc. (a)	24,300	3,078,810
Darden Restaurants, Inc.	58,500	5,290,740
DineEquity, Inc. (b)	373,100	16,435,055
ILG, Inc.	103,400	2,842,466
Jubilant Foodworks Ltd.	24,798	363,182
Las Vegas Sands Corp.	166,679	10,649,121
Texas Roadhouse, Inc. Class A	114,700	5,843,965
The Restaurant Group PLC	57,000	243,135
Wyndham Worldwide Corp.	185,978	18,674,051
Yum China Holdings, Inc.	222,800	8,785,004
		73,824,029
Household Durables - 2.6%
D.R. Horton, Inc.	60,600	2,094,942
Ethan Allen Interiors, Inc.	700	22,610
iRobot Corp. (a)(b)	92,927	7,818,878
Lennar Corp. Class A	271,300	14,465,716
Maisons du Monde SA	5,100	198,427
Mohawk Industries, Inc. (a)	10,200	2,465,238
NVR, Inc. (a)	2,770	6,677,390
PulteGroup, Inc.	793,600	19,467,008
SodaStream International Ltd. (a)	2,700	144,504
Toll Brothers, Inc.	298,700	11,801,637
		65,156,350
Internet & Direct Marketing Retail - 0.0%
Liberty Interactive Corp. QVC Group QVC Group Series A (a)	33,500	822,090
Leisure Products - 0.8%
Polaris Industries, Inc. (b)	190,308	17,552,107
Vista Outdoor, Inc. (a)	153,478	3,454,790
		21,006,897
Media - 1.3%
Interpublic Group of Companies, Inc.	586,794	14,435,132
Lions Gate Entertainment Corp.:
Class A (b)	132,750	3,746,205
Class B (a)	132,250	3,475,530
Naspers Ltd. Class N	20,900	4,115,896
News Corp. Class A	225,500	3,089,350
Omnicom Group, Inc.	42,300	3,506,670
		32,368,783
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	128,400	8,977,728
Specialty Retail - 0.9%
AutoZone, Inc. (a)	7,100	4,050,266
Foot Locker, Inc.	179,333	8,837,530
GNC Holdings, Inc.	700	5,901
Murphy U.S.A., Inc. (a)	16,881	1,251,051
Party City Holdco, Inc. (a)(b)	130,300	2,039,195
Williams-Sonoma, Inc. (b)	126,600	6,140,100
		22,324,043
Textiles, Apparel & Luxury Goods - 1.5%
Deckers Outdoor Corp. (a)	39,375	2,687,738
G-III Apparel Group Ltd. (a)(b)	491,286	12,257,586
Michael Kors Holdings Ltd. (a)	132,200	4,792,250
Page Industries Ltd.	6,052	1,567,484
PVH Corp.	131,100	15,010,950
Ralph Lauren Corp.	26,200	1,933,560
VF Corp.	11,824	681,062
		38,930,630

TOTAL CONSUMER DISCRETIONARY		307,461,767

CONSUMER STAPLES - 1.2%
Beverages - 0.4%
C&C Group PLC	787,796	2,896,396
Dr. Pepper Snapple Group, Inc.	67,903	6,186,642
		9,083,038
Food & Staples Retailing - 0.3%
CVS Health Corp.	78,490	6,315,305
Kroger Co.	9,900	230,868
United Natural Foods, Inc. (a)	33,900	1,244,130
		7,790,303
Food Products - 0.5%
Amplify Snack Brands, Inc. (a)	21,800	210,152
Britannia Industries Ltd.	4,994	285,177
Hostess Brands, Inc. Class A (a)	364,600	5,870,060
Ingredion, Inc.	11,249	1,340,993
The J.M. Smucker Co.	15,600	1,845,948
TreeHouse Foods, Inc. (a)	15,900	1,298,871
Tyson Foods, Inc. Class A	28,200	1,766,166
		12,617,367

TOTAL CONSUMER STAPLES		29,490,708

ENERGY - 3.8%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	127,100	6,928,221
Dril-Quip, Inc. (a)	155,500	7,588,400
Ensco PLC Class A	1,337,000	6,898,920
Frank's International NV (b)	416,200	3,450,298
Halliburton Co.	177,400	7,576,754
National Oilwell Varco, Inc.	177,400	5,843,556
Noble Corp.	180,000	651,600
Oceaneering International, Inc.	157,100	3,588,164
Superior Energy Services, Inc. (a)	65,700	685,251
		43,211,164
Oil, Gas & Consumable Fuels - 2.1%
Anadarko Petroleum Corp.	33,300	1,509,822
Apache Corp.	153,468	7,355,721
Arch Coal, Inc. (b)	30,100	2,055,830
Cabot Oil & Gas Corp.	74,100	1,858,428
Cimarex Energy Co.	79,647	7,487,614
Newfield Exploration Co. (a)	125,500	3,571,730
PDC Energy, Inc. (a)	45,200	1,948,572
Southwestern Energy Co. (a)	868,800	5,282,304
Suncor Energy, Inc.	417,200	12,189,781
Teekay LNG Partners LP	120,783	1,854,019
Tesoro Corp.	24,706	2,312,482
World Fuel Services Corp.	155,700	5,986,665
		53,412,968

TOTAL ENERGY		96,624,132

FINANCIALS - 18.9%
Banks - 8.1%
BankUnited, Inc.	162,335	5,472,313
Boston Private Financial Holdings, Inc.	402,767	6,182,473
CIT Group, Inc. (b)	445,600	21,700,720
Comerica, Inc.	196,340	14,379,942
Commerce Bancshares, Inc.	220,807	12,548,462
CVB Financial Corp.	345,700	7,754,051
First Citizen Bancshares, Inc.	14,600	5,441,420
First Commonwealth Financial Corp.	305,100	3,868,668
First Republic Bank	131,900	13,203,190
FNB Corp., Pennsylvania	122,900	1,740,264
Hilltop Holdings, Inc.	22,596	592,241
Huntington Bancshares, Inc.	1,481,957	20,036,059
Investors Bancorp, Inc.	381,200	5,092,832
KeyCorp	41,900	785,206
Lakeland Financial Corp.	260,829	11,966,835
M&T Bank Corp.	92,400	14,964,180
Old National Bancorp, Indiana	15,200	262,200
Prosperity Bancshares, Inc.	139,700	8,974,328
Regions Financial Corp.	670,600	9,817,584
SunTrust Banks, Inc.	270,115	15,320,923
TCF Financial Corp.	521,753	8,316,743
UMB Financial Corp.	177,600	13,295,136
Valley National Bancorp	263,000	3,106,030
		204,821,800
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	101,800	16,884,548
Ameriprise Financial, Inc.	29,587	3,766,129
CBOE Holdings, Inc.	33,000	3,016,200
CRISIL Ltd.	23,326	701,729
Diamond Hill Investment Group, Inc.	1,200	239,280
E*TRADE Financial Corp. (a)	9,000	342,270
Federated Investors, Inc. Class B (non-vtg.)	9,600	271,200
Greenhill & Co., Inc.	800	16,080
Invesco Ltd.	132,100	4,648,599
Lazard Ltd. Class A	92,268	4,274,776
Legg Mason, Inc.	122,600	4,678,416
Moody's Corp.	43,900	5,341,752
Raymond James Financial, Inc.	127,524	10,229,975
S&P Global, Inc.	147,371	21,514,692
Stifel Financial Corp. (a)	174,700	8,032,706
		83,958,352
Consumer Finance - 1.4%
Capital One Financial Corp.	131,100	10,831,482
Discover Financial Services	59,000	3,669,210
Kruk SA	25,400	2,111,155
OneMain Holdings, Inc. (a)	118,000	2,901,620
SLM Corp. (a)	319,569	3,675,044
Synchrony Financial	354,700	10,577,154
		33,765,665
Diversified Financial Services - 0.1%
Valvoline, Inc.	55,822	1,324,098
Insurance - 4.3%
AFLAC, Inc.	257,500	20,002,600
Bajaj Finserv Ltd.	16,688	1,063,647
Chubb Ltd.	45,893	6,671,924
Direct Line Insurance Group PLC	177,200	820,242
First American Financial Corp.	296,600	13,255,054
Hiscox Ltd.	489,532	8,078,277
Hyundai Fire & Marine Insurance Co. Ltd.	24,624	846,123
Marsh & McLennan Companies, Inc.	11,415	889,913
Primerica, Inc.	116,158	8,798,969
Principal Financial Group, Inc.	300,500	19,253,035
Progressive Corp.	32,900	1,450,561
Reinsurance Group of America, Inc.	213,091	27,358,753
		108,489,098
Mortgage Real Estate Investment Trusts - 0.3%
Ladder Capital Corp. Class A	477,078	6,397,616
Thrifts & Mortgage Finance - 1.4%
Beneficial Bancorp, Inc.	35,733	535,995
Essent Group Ltd. (a)	851,929	31,640,643
Housing Development Finance Corp. Ltd.	151,054	3,775,064
		35,951,702

TOTAL FINANCIALS		474,708,331

HEALTH CARE - 16.0%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	124,200	15,111,414
AMAG Pharmaceuticals, Inc. (a)	210,000	3,864,000
Amgen, Inc.	74,800	12,882,804
BioMarin Pharmaceutical, Inc. (a)	51,000	4,631,820
Regeneron Pharmaceuticals, Inc. (a)	8,300	4,076,462
REGENXBIO, Inc. (a)	121,500	2,399,625
Seattle Genetics, Inc. (a)	11,594	599,874
United Therapeutics Corp. (a)	142,000	18,421,660
		61,987,659
Health Care Equipment & Supplies - 5.8%
Becton, Dickinson & Co.	48,200	9,404,302
Boston Scientific Corp. (a)	1,029,610	28,540,789
Dentsply Sirona, Inc.	193,400	12,540,056
Hill-Rom Holdings, Inc.	86,500	6,886,265
Hologic, Inc. (a)	232,200	10,537,236
LivaNova PLC (a)	51,636	3,160,640
Medtronic PLC	142,100	12,611,375
Olympus Corp.	144,000	5,275,931
ResMed, Inc.	63,927	4,977,995
Steris PLC	265,900	21,670,850
The Cooper Companies, Inc.	41,639	9,969,209
Zimmer Biomet Holdings, Inc.	165,500	21,250,200
		146,824,848
Health Care Providers & Services - 4.0%
AmerisourceBergen Corp.	15,200	1,436,856
Cardinal Health, Inc.	227,855	17,754,462
Centene Corp. (a)	500	39,940
Cigna Corp.	38,200	6,394,298
DaVita HealthCare Partners, Inc. (a)	177,200	11,475,472
Envision Healthcare Corp. (a)	86,500	5,420,955
HCA Holdings, Inc. (a)	72,155	6,291,916
Laboratory Corp. of America Holdings (a)	113,000	17,417,820
McKesson Corp.	102,606	16,882,791
Premier, Inc. (a)	90,300	3,250,800
Quest Diagnostics, Inc.	5,400	600,264
Ryman Healthcare Group Ltd.	43,687	265,395
Spire Healthcare Group PLC	776,859	3,280,320
UnitedHealth Group, Inc.	7,509	1,392,319
Universal Health Services, Inc. Class B	76,800	9,375,744
		101,279,352
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	214,795	12,739,491
Bruker Corp.	252,300	7,276,332
Cambrex Corp. (a)	700	41,825
Charles River Laboratories International, Inc. (a)	3,100	313,565
Thermo Fisher Scientific, Inc.	100,130	17,469,681
		37,840,894
Pharmaceuticals - 2.2%
Catalent, Inc. (a)	207,500	7,283,250
Endo International PLC (a)	231,200	2,582,504
Jazz Pharmaceuticals PLC (a)	162,266	25,232,363
Perrigo Co. PLC	52,500	3,964,800
Teva Pharmaceutical Industries Ltd. sponsored ADR	446,582	14,835,454
Theravance Biopharma, Inc. (a)	3,783	150,715
		54,049,086

TOTAL HEALTH CARE		401,981,839

INDUSTRIALS - 13.6%
Aerospace & Defense - 2.0%
Curtiss-Wright Corp.	3,778	346,745
Elbit Systems Ltd.	27,741	3,432,949
Esterline Technologies Corp. (a)	12,644	1,198,651
Hexcel Corp.	24,300	1,282,797
Huntington Ingalls Industries, Inc.	91,000	16,940,560
Rockwell Collins, Inc.	113,200	11,895,056
Textron, Inc.	330,063	15,545,967
		50,642,725
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	88,300	6,064,444
FedEx Corp.	98,546	21,417,002
		27,481,446
Airlines - 1.2%
Allegiant Travel Co.	100,300	13,600,680
Copa Holdings SA Class A	21,500	2,515,500
Spirit Airlines, Inc. (a)	263,745	13,622,429
		29,738,609
Building Products - 0.7%
A.O. Smith Corp.	118,100	6,652,573
Johnson Controls International PLC	16,671	722,855
Lennox International, Inc.	55,989	10,281,820
		17,657,248
Commercial Services & Supplies - 1.2%
Copart, Inc. (a)	33,500	1,064,965
Deluxe Corp.	67,141	4,647,500
Herman Miller, Inc.	37,400	1,136,960
HNI Corp.	4,892	195,044
KAR Auction Services, Inc.	58,492	2,454,909
Knoll, Inc.	598,063	11,991,163
Multi-Color Corp.	9,400	767,040
Stericycle, Inc. (a)	104,800	7,998,336
		30,255,917
Construction & Engineering - 1.9%
EMCOR Group, Inc.	204,121	13,345,431
Fluor Corp.	97,700	4,472,706
Jacobs Engineering Group, Inc.	186,776	10,158,747
KBR, Inc.	912,000	13,880,640
Quanta Services, Inc. (a)	51,851	1,706,935
Valmont Industries, Inc.	25,023	3,743,441
		47,307,900
Electrical Equipment - 0.4%
AMETEK, Inc.	55,700	3,373,749
Regal Beloit Corp.	86,482	7,052,607
		10,426,356
Industrial Conglomerates - 0.0%
Carlisle Companies, Inc.	15,000	1,431,000
Machinery - 3.4%
Colfax Corp. (a)	239,980	9,448,013
Cummins, Inc.	3,057	495,907
Flowserve Corp.	157,000	7,289,510
IDEX Corp.	3,754	424,240
Ingersoll-Rand PLC	221,272	20,222,048
KION Group AG	23,800	1,819,098
Mueller Industries, Inc.	58,040	1,767,318
Pentair PLC	20,800	1,384,032
Proto Labs, Inc. (a)	2,686	180,634
Rexnord Corp. (a)	855,195	19,883,284
Stanley Black & Decker, Inc.	13,600	1,913,928
Wabtec Corp. (b)	167,740	15,348,210
Xylem, Inc.	91,300	5,060,759
		85,236,981
Professional Services - 0.5%
Dun & Bradstreet Corp.	113,584	12,284,110
Road & Rail - 0.4%
CSX Corp.	58,400	3,186,304
J.B. Hunt Transport Services, Inc.	14,200	1,297,596
Old Dominion Freight Lines, Inc.	44,200	4,209,608
Saia, Inc. (a)	26,224	1,345,291
Swift Transporation Co. (a)	34,600	916,900
		10,955,699
Trading Companies & Distributors - 0.8%
Air Lease Corp. Class A	262,788	9,817,760
HD Supply Holdings, Inc. (a)	96,700	2,961,921
Misumi Group, Inc.	210,900	4,811,464
WESCO International, Inc. (a)	30,200	1,730,460
		19,321,605

TOTAL INDUSTRIALS		342,739,596

INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 1.3%
CommScope Holding Co., Inc. (a)	317,591	12,077,986
F5 Networks, Inc. (a)	115,055	14,618,888
Harris Corp.	60,800	6,632,064
NETGEAR, Inc. (a)	11,300	487,030
		33,815,968
Electronic Equipment & Components - 3.9%
Amphenol Corp. Class A	14,300	1,055,626
Avnet, Inc.	285,337	11,093,903
Belden, Inc.	272,900	20,584,847
CDW Corp.	294,951	18,443,286
IPG Photonics Corp. (a)	32,500	4,715,750
Jabil, Inc.	328,891	9,600,328
Keysight Technologies, Inc. (a)	238,047	9,267,170
Methode Electronics, Inc. Class A	68,900	2,838,680
National Instruments Corp.	9,300	374,046
TE Connectivity Ltd.	112,830	8,877,464
Trimble, Inc. (a)	355,800	12,691,386
		99,542,486
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	405,237	20,184,855
Alphabet, Inc. Class C (a)	18,373	16,696,096
Tencent Holdings Ltd.	149,300	5,356,132
		42,237,083
IT Services - 8.2%
Alliance Data Systems Corp.	20,805	5,340,435
Blackhawk Network Holdings, Inc. (a)	372,950	16,260,620
Broadridge Financial Solutions, Inc.	16,954	1,281,044
Cognizant Technology Solutions Corp. Class A	54,850	3,642,040
Conduent, Inc. (a)	82,463	1,314,460
CSRA, Inc.	155,500	4,937,125
EPAM Systems, Inc. (a)	96,500	8,114,685
Euronet Worldwide, Inc. (a)	235,591	20,583,586
EVERTEC, Inc.	187,156	3,237,799
ExlService Holdings, Inc. (a)	170,300	9,465,274
Fidelity National Information Services, Inc.	134,543	11,489,972
FleetCor Technologies, Inc. (a)	134,864	19,448,737
Gartner, Inc. (a)	12,858	1,588,092
Genpact Ltd.	782,043	21,764,257
Global Payments, Inc.	241,942	21,852,201
Maximus, Inc.	111,700	6,995,771
PayPal Holdings, Inc. (a)	69,100	3,708,597
The Western Union Co.	313,900	5,979,795
Total System Services, Inc.	384,447	22,394,038
Vantiv, Inc. (a)	146,700	9,291,978
Visa, Inc. Class A	91,400	8,571,492
		207,261,998
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	16,100	1,252,580
Applied Materials, Inc.	165,240	6,826,064
ASML Holding NV (Netherlands)	7,700	1,003,717
Cirrus Logic, Inc. (a)	300	18,816
Cree, Inc. (a)	187,000	4,609,550
KLA-Tencor Corp.	4,655	425,979
Maxim Integrated Products, Inc.	232,400	10,434,760
Microchip Technology, Inc.	9,464	730,432
NVIDIA Corp.	111,743	16,153,568
Qualcomm, Inc.	131,800	7,277,996
Semtech Corp. (a)	305,619	10,925,879
Skyworks Solutions, Inc.	88,000	8,443,600
Synaptics, Inc. (a)	57,900	2,994,009
Teradyne, Inc.	55,700	1,672,671
		72,769,621
Software - 3.5%
Activision Blizzard, Inc.	403,640	23,237,555
Electronic Arts, Inc. (a)	333,810	35,290,391
Fair Isaac Corp.	83,500	11,640,735
Intuit, Inc.	53,906	7,159,256
Parametric Technology Corp. (a)	35,373	1,949,760
Synopsys, Inc. (a)	112,400	8,197,332
		87,475,029
Technology Hardware, Storage & Peripherals - 0.1%
Xerox Corp.	69,878	2,007,595

TOTAL INFORMATION TECHNOLOGY		545,109,780

MATERIALS - 7.1%
Chemicals - 4.9%
Albemarle Corp. U.S.	171,046	18,052,195
Ashland Global Holdings, Inc.	28,357	1,869,010
CF Industries Holdings, Inc.	297,210	8,309,992
Eastman Chemical Co.	233,100	19,578,069
Ferro Corp. (a)	10,704	195,776
H.B. Fuller Co.	162,578	8,309,362
Innospec, Inc.	33,637	2,204,905
LyondellBasell Industries NV Class A	215,400	18,177,606
PolyOne Corp.	232,957	9,024,754
PPG Industries, Inc.	53,000	5,827,880
Praxair, Inc.	9,100	1,206,205
The Chemours Co. LLC	253,600	9,616,512
The Mosaic Co.	820,200	18,725,166
W.R. Grace & Co.	18,700	1,346,587
		122,444,019
Containers & Packaging - 1.5%
Aptargroup, Inc.	51,500	4,473,290
Graphic Packaging Holding Co.	772,900	10,650,562
Packaging Corp. of America	51,700	5,758,863
WestRock Co.	309,200	17,519,272
		38,401,987
Metals & Mining - 0.5%
B2Gold Corp. (a)	2,339,500	6,584,805
Continental Gold, Inc. (a)	77,500	228,293
Guyana Goldfields, Inc. (a)	218,400	1,023,961
New Gold, Inc. (a)	575,800	1,829,346
Randgold Resources Ltd. sponsored ADR	27,046	2,392,489
Tahoe Resources, Inc.	110,500	952,645
		13,011,539
Paper & Forest Products - 0.2%
Boise Cascade Co. (a)	151,200	4,596,480

TOTAL MATERIALS		178,454,025

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Extra Space Storage, Inc.	94,200	7,347,600
Gaming & Leisure Properties	91,200	3,435,504
Hibernia (REIT) PLC	3,551,910	5,578,119
Highwoods Properties, Inc. (SBI)	3,576	181,339
Monogram Residential Trust, Inc.	24,700	239,837
Outfront Media, Inc.	99,900	2,309,688
Safestore Holdings PLC	912,689	5,009,316
Store Capital Corp.	193,092	4,334,915
Urban Edge Properties	8,900	211,197
Ventas, Inc.	4,200	291,816
VEREIT, Inc.	510,300	4,153,842
		33,093,173
Real Estate Management & Development - 1.6%
BUWOG-Gemeinnuetzige Wohnung	222,403	6,389,812
CBRE Group, Inc. (a)	377,991	13,758,872
Goldcrest Co. Ltd.	26,700	589,667
Hysan Development Co. Ltd.	255,000	1,216,626
Jones Lang LaSalle, Inc.	84,331	10,541,375
Olav Thon Eiendomsselskap A/S	130,900	2,634,071
Sino Land Ltd.	874,253	1,433,303
Tai Cheung Holdings Ltd.	492,000	523,039
Wing Tai Holdings Ltd.	1,340,000	1,936,880
		39,023,645

TOTAL REAL ESTATE		72,116,818

UTILITIES - 1.6%
Electric Utilities - 0.2%
Exelon Corp.	106,900	3,855,883
Independent Power and Renewable Electricity Producers - 1.4%
Calpine Corp. (a)	1,612,200	21,813,066
Dynegy, Inc. (a)	84,408	698,054
The AES Corp.	1,187,500	13,193,125
		35,704,245

TOTAL UTILITIES		39,560,128

TOTAL COMMON STOCKS
(Cost $1,972,738,852)		2,488,247,124

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.2%
GMAC Capital Trust I Series 2, 8.125%
(Cost $2,882,947)	140,930	3,692,366

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 1.10% (c)	23,949,005	23,953,795
Fidelity Securities Lending Cash Central Fund 1.09% (c)(d)	65,215,506	65,222,028
TOTAL MONEY MARKET FUNDS
(Cost $89,174,216)		89,175,823
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $2,064,796,015)		2,581,115,313
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(65,035,788)
NET ASSETS - 100%		$2,516,079,525

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,913
Fidelity Securities Lending Cash Central Fund	135,619
Total	$170,532

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$307,461,767	$303,345,871	$4,115,896	$--
Consumer Staples	29,490,708	29,490,708	--	--
Energy	96,624,132	96,624,132	--	--
Financials	478,400,697	478,400,697	--	--
Health Care	401,981,839	396,705,908	5,275,931	--
Industrials	342,739,596	342,739,596	--	--
Information Technology	545,109,780	538,749,931	6,359,849	--
Materials	178,454,025	178,454,025	--	--
Real Estate	72,116,818	72,116,818	--	--
Utilities	39,560,128	39,560,128	--	--
Money Market Funds	89,175,823	89,175,823	--	--
Total Investments in Securities:	$2,581,115,313	$2,565,363,637	$15,751,676	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.2%
Ireland	2.9%
Bermuda	2.9%
United Kingdom	1.6%
Canada	1.2%
Others (Individually Less Than 1%)	5.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $63,665,932) — See accompanying schedule: Unaffiliated issuers (cost $1,975,621,799)	$2,491,939,490
Fidelity Central Funds (cost $89,174,216)	89,175,823
Total Investments (cost $2,064,796,015)		$2,581,115,313
Cash		37
Foreign currency held at value (cost $28,498)		29,154
Receivable for investments sold		10,565,332
Receivable for fund shares sold		1,197,595
Dividends receivable		2,201,518
Distributions receivable from Fidelity Central Funds		38,928
Other receivables		28,228
Total assets		2,595,176,105
Liabilities
Payable for investments purchased	$7,603,192
Payable for fund shares redeemed	4,113,621
Accrued management fee	1,145,933
Distribution and service plan fees payable	490,043
Other affiliated payables	472,013
Other payables and accrued expenses	53,547
Collateral on securities loaned	65,218,231
Total liabilities		79,096,580
Net Assets		$2,516,079,525
Net Assets consist of:
Paid in capital		$1,907,492,488
Undistributed net investment income		3,377,889
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		88,886,668
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		516,322,480
Net Assets		$2,516,079,525
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($688,426,107 ÷ 34,138,278 shares)		$20.17
Maximum offering price per share (100/94.25 of $20.17)		$21.40
Class M:
Net Asset Value and redemption price per share ($352,555,703 ÷ 17,904,149 shares)		$19.69
Maximum offering price per share (100/96.50 of $19.69)		$20.40
Class C:
Net Asset Value and offering price per share ($237,406,089 ÷ 13,066,240 shares)(a)		$18.17
Class I:
Net Asset Value, offering price and redemption price per share ($1,212,592,665 ÷ 58,387,640 shares)		$20.77
Class Z:
Net Asset Value, offering price and redemption price per share ($25,098,961 ÷ 1,207,846 shares)		$20.78

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$15,869,882
Interest		6,120
Income from Fidelity Central Funds		170,532
Total income		16,046,534
Expenses
Management fee	$6,694,782
Transfer agent fees	2,434,414
Distribution and service plan fees	3,013,614
Accounting and security lending fees	369,389
Custodian fees and expenses	44,613
Independent trustees' fees and expenses	4,800
Registration fees	46,412
Audit	46,975
Legal	2,897
Interest	1,744
Miscellaneous	11,949
Total expenses before reductions	12,671,589
Expense reductions	(43,728)	12,627,861
Net investment income (loss)		3,418,673
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	95,644,855
Fidelity Central Funds	1,805
Foreign currency transactions	13,403
Total net realized gain (loss)		95,660,063
Change in net unrealized appreciation (depreciation) on: Investment securities	101,094,987
Assets and liabilities in foreign currencies	3,934
Total change in net unrealized appreciation (depreciation)		101,098,921
Net gain (loss)		196,758,984
Net increase (decrease) in net assets resulting from operations		$200,177,657

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,418,673	$6,516,878
Net realized gain (loss)	95,660,063	130,878,112
Change in net unrealized appreciation (depreciation)	101,098,921	122,594,719
Net increase (decrease) in net assets resulting from operations	200,177,657	259,989,709
Distributions to shareholders from net investment income	–	(6,123,837)
Distributions to shareholders from net realized gain	(28,109,592)	(104,931,837)
Total distributions	(28,109,592)	(111,055,674)
Share transactions - net increase (decrease)	28,048,116	(561,464,375)
Total increase (decrease) in net assets	200,116,181	(412,530,340)
Net Assets
Beginning of period	2,315,963,344	2,728,493,684
End of period	$2,516,079,525	$2,315,963,344
Other Information
Undistributed net investment income end of period	$3,377,889	$–
Distributions in excess of net investment income end of period	$–	$(40,784)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mid Cap II Fund Class A

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.78	$17.64	$18.83	$20.78	$17.43	$16.02
Income from Investment Operations
Net investment income (loss)A	.02	.04	.01	(.02)	.01	.07
Net realized and unrealized gain (loss)	1.60	1.99	(.36)	1.13	5.99	2.22
Total from investment operations	1.62	2.03	(.35)	1.11	6.00	2.29
Distributions from net investment income	–	(.04)	–	–	–	–
Distributions from net realized gain	(.23)	(.84)	(.84)	(3.06)	(2.65)	(.88)
Total distributions	(.23)	(.89)B	(.84)	(3.06)	(2.65)	(.88)
Net asset value, end of period	$20.17	$18.78	$17.64	$18.83	$20.78	$17.43
Total ReturnC,D,E	8.67%	11.59%	(1.85)%	5.93%	35.43%	14.41%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.06%H	1.07%	1.06%	1.07%	1.10%	1.15%
Expenses net of fee waivers, if any	1.06%H	1.06%	1.05%	1.07%	1.10%	1.15%
Expenses net of all reductions	1.05%H	1.06%	1.05%	1.06%	1.09%	1.13%
Net investment income (loss)	.25%H	.24%	.06%	(.09)%	.06%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$688,426	$778,567	$827,590	$944,824	$1,079,380	$929,707
Portfolio turnover rateI	44%H	29%	27%	144%	134%	186%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.89 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $.842 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mid Cap II Fund Class M

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.37	$17.28	$18.50	$20.52	$17.23	$15.88
Income from Investment Operations
Net investment income (loss)A	–B	–B	(.03)	(.07)	(.03)	.03
Net realized and unrealized gain (loss)	1.55	1.94	(.35)	1.11	5.92	2.20
Total from investment operations	1.55	1.94	(.38)	1.04	5.89	2.23
Distributions from net investment income	–	–B	–	–	–	–
Distributions from net realized gain	(.23)	(.84)	(.84)	(3.06)	(2.60)	(.88)
Total distributions	(.23)	(.85)C	(.84)	(3.06)	(2.60)	(.88)
Net asset value, end of period	$19.69	$18.37	$17.28	$18.50	$20.52	$17.23
Total ReturnD,E,F	8.48%	11.32%	(2.04)%	5.66%	35.23%	14.16%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.29%I	1.30%	1.29%	1.30%	1.32%	1.35%
Expenses net of fee waivers, if any	1.29%I	1.30%	1.29%	1.30%	1.32%	1.35%
Expenses net of all reductions	1.29%I	1.29%	1.29%	1.29%	1.31%	1.33%
Net investment income (loss)	.02%I	.01%	(.17)%	(.32)%	(.16)%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$352,556	$374,184	$384,755	$429,512	$461,205	$388,598
Portfolio turnover rateJ	44%I	29%	27%	144%	134%	186%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.85 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.842 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mid Cap II Fund Class C

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$17.01	$16.14	$17.43	$19.61	$16.58	$15.39
Income from Investment Operations
Net investment income (loss)A	(.05)	(.08)	(.12)	(.16)	(.13)	(.06)
Net realized and unrealized gain (loss)	1.44	1.79	(.33)	1.04	5.67	2.13
Total from investment operations	1.39	1.71	(.45)	.88	5.54	2.07
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.23)	(.84)	(.84)	(3.06)	(2.51)	(.88)
Total distributions	(.23)	(.84)	(.84)	(3.06)	(2.51)	(.88)
Net asset value, end of period	$18.17	$17.01	$16.14	$17.43	$19.61	$16.58
Total ReturnB,C,D	8.22%	10.73%	(2.57)%	5.09%	34.47%	13.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.82%G	1.83%	1.82%	1.83%	1.85%	1.88%
Expenses net of fee waivers, if any	1.82%G	1.83%	1.82%	1.83%	1.85%	1.88%
Expenses net of all reductions	1.82%G	1.83%	1.82%	1.82%	1.84%	1.86%
Net investment income (loss)	(.51)%G	(.52)%	(.70)%	(.85)%	(.69)%	(.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$237,406	$233,764	$252,140	$277,963	$301,398	$233,542
Portfolio turnover rateH	44%G	29%	27%	144%	134%	186%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mid Cap II Fund Class I

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.31	$18.11	$19.27	$21.16	$17.70	$16.25
Income from Investment Operations
Net investment income (loss)A	.05	.10	.07	.03	.06	.11
Net realized and unrealized gain (loss)	1.64	2.04	(.37)	1.14	6.09	2.26
Total from investment operations	1.69	2.14	(.30)	1.17	6.15	2.37
Distributions from net investment income	–	(.09)	(.03)	–	(.02)	(.04)
Distributions from net realized gain	(.23)	(.84)	(.84)	(3.06)	(2.67)	(.88)
Total distributions	(.23)	(.94)B	(.86)C	(3.06)	(2.69)	(.92)
Net asset value, end of period	$20.77	$19.31	$18.11	$19.27	$21.16	$17.70
Total ReturnD,E	8.80%	11.90%	(1.52)%	6.11%	35.81%	14.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.77%	.77%	.85%	.89%	.90%
Expenses net of fee waivers, if any	.77%H	.77%	.77%	.85%	.89%	.90%
Expenses net of all reductions	.76%H	.77%	.77%	.85%	.88%	.88%
Net investment income (loss)	.54%H	.54%	.35%	.13%	.28%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$1,212,593	$909,724	$1,225,670	$1,324,447	$1,326,260	$966,792
Portfolio turnover rateI	44%H	29%	27%	144%	134%	186%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.94 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.842 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.837 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mid Cap II Fund Class Z

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$19.31	$18.11	$19.27	$21.11	$21.33
Income from Investment Operations
Net investment income (loss)B	.07	.12	.09	.07	.04
Net realized and unrealized gain (loss)	1.63	2.05	(.36)	1.15	2.26
Total from investment operations	1.70	2.17	(.27)	1.22	2.30
Distributions from net investment income	–	(.12)	(.05)	–	(.08)
Distributions from net realized gain	(.23)	(.84)	(.84)	(3.06)	(2.44)
Total distributions	(.23)	(.97)C	(.89)	(3.06)	(2.52)
Net asset value, end of period	$20.78	$19.31	$18.11	$19.27	$21.11
Total ReturnD,E	8.85%	12.06%	(1.38)%	6.36%	11.35%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.64%	.64%	.64%	.65%H
Expenses net of fee waivers, if any	.63%H	.64%	.64%	.64%	.65%H
Expenses net of all reductions	.63%H	.63%	.64%	.63%	.64%H
Net investment income (loss)	.68%H	.67%	.48%	.34%	.52%H
Supplemental Data
Net assets, end of period (000 omitted)	$25,099	$19,724	$25,716	$23,384	$12,172
Portfolio turnover rateI	44%H	29%	27%	144%	134%

 A For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.842 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period January 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, equity-debt classifications, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$631,141,126
Gross unrealized depreciation	(122,168,147)
Net unrealized appreciation (depreciation) on securities	$508,972,979
Tax cost	$2,072,142,334

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $549,957,372 and $539,582,149, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$903,613	$7,677
Class M	.25%	.25%	914,316	4,036
Class C	.75%	.25%	1,195,685	46,257
			$3,013,614	$57,970

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$79,487
Class M	13,500
Class C(a)	3,980
$96,967

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$791,185.22
Class M	373,725.20
Class C	276,208.23
Class I	988,207.18
Class Z	5,089.05
	$2,434,414

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17,589 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,712,750	1.02%	$1,744

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,968 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $7,000,257. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $135,619, including $14,409 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $33,159 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $82.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10,487.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Class A	$–	$1,730,199
Class M	–	59,162
Class I	–	4,213,878
Class Z	–	120,598
Total	$–	$6,123,837
From net realized gain
Class A	$9,367,612	$34,660,048
Class M	4,632,839	16,884,398
Class B	–	100,577
Class C	3,134,924	11,482,444
Class I	10,743,085	40,921,424
Class Z	231,132	882,946
Total	$28,109,592	$104,931,837

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Class A
Shares sold	2,193,038	4,317,245	$42,930,971	$76,425,985
Reinvestment of distributions	472,883	1,939,854	9,197,576	35,720,066
Shares redeemed	(9,981,086)	(11,706,498)	(195,776,021)	(207,697,384)
Net increase (decrease)	(7,315,165)	(5,449,399)	$(143,647,474)	$(95,551,333)
Class M
Shares sold	1,670,849	2,919,145	$31,899,814	$50,741,942
Reinvestment of distributions	239,578	924,658	4,554,377	16,636,739
Shares redeemed	(4,379,675)	(5,739,720)	(83,870,196)	(99,131,344)
Net increase (decrease)	(2,469,248)	(1,895,917)	$(47,416,005)	$(31,752,663)
Class B
Shares sold	–	1,092	$–	$16,192
Reinvestment of distributions	–	6,883	–	96,706
Shares redeemed	–	(790,148)	–	(12,553,733)
Net increase (decrease)	–	(782,173)	$–	$(12,440,835)
Class C
Shares sold	727,872	1,059,209	$12,822,123	$17,288,305
Reinvestment of distributions	167,073	642,478	2,937,147	10,710,503
Shares redeemed	(1,572,980)	(3,580,099)	(27,810,129)	(58,044,817)
Net increase (decrease)	(678,035)	(1,878,412)	$(12,050,859)	$(30,046,009)
Class I
Shares sold	20,041,869	10,518,929	$404,231,474	$190,347,015
Reinvestment of distributions	510,459	2,278,085	10,214,289	42,834,507
Shares redeemed	(9,280,961)	(33,368,335)	(187,089,074)	(617,670,663)
Net increase (decrease)	11,271,367	(20,571,321)	$227,356,689	$(384,489,141)
Class Z
Shares sold	304,037	245,358	$6,189,257	$4,592,810
Reinvestment of distributions	11,551	53,265	231,132	1,003,544
Shares redeemed	(129,364)	(697,079)	(2,614,624)	(12,780,748)
Net increase (decrease)	186,224	(398,456)	$3,805,765	$(7,184,394)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Class A	1.06%
Actual		$1,000.00	$1,086.70	$5.48
Hypothetical-C		$1,000.00	$1,019.54	$5.31
Class M	1.29%
Actual		$1,000.00	$1,084.80	$6.67
Hypothetical-C		$1,000.00	$1,018.40	$6.46
Class C	1.82%
Actual		$1,000.00	$1,082.20	$9.40
Hypothetical-C		$1,000.00	$1,015.77	$9.10
Class I	.77%
Actual		$1,000.00	$1,088.00	$3.99
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class Z	.63%
Actual		$1,000.00	$1,088.50	$3.26
Hypothetical-C		$1,000.00	$1,021.67	$3.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AMP-SANN-0817
1.818374.112

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 23, 2017